Consolidated Statements Of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
OPERATING REVENUE
Oil, Natural Gas and NGL Sales	$ 111,879	$ 67,224	$ 48,534
Field Services Revenue	2,518	1,366	0
Other Revenue	209	173	157
TOTAL OPERATING REVENUE	114,606	68,763	48,691
OPERATING EXPENSES
Production and Lease Operating Expense	33,116	24,656	22,157
General and Administrative Expense	23,636	17,141	15,858
(Gain) Loss on Disposal of Asset	502	(16,395)	427
Impairment Expense	14,631	8,863	1,625
Exploration Expense	2,507	2,578	2,080
Depreciation, Depletion, Amortization and Accretion	28,361	21,806	25,205
Field Services Operating Expense	1,750	1,188	0
Other Operating Expense	819	153	0
TOTAL OPERATING EXPENSES	105,322	59,990	67,352
INCOME (LOSS) FROM OPERATIONS	9,284	8,773	(18,661)
OTHER INCOME (EXPENSE)
Interest Income	10	68	7
Interest Expense	(2,019)	(1,070)	(833)
Gain (Loss) on Derivatives, Net	18,916	6,055	(7,913)
Other Income (Expense)	79	(321)	(161)
Income (Loss) from Equity Method Investments	81	(200)	(9)
TOTAL OTHER INCOME (EXPENSE)	17,067	4,532	(8,909)
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAX	26,351	13,305	(27,570)
Income Tax Benefit (Expense)	(8,270)	(5,500)	11,002
INCOME (LOSS) FROM CONTINUING OPERATIONS	18,081	7,805	(16,568)
Income (Loss) From Discontinued Operations, Net of Income Taxes	(33,457)	(2,022)	323
NET INCOME (LOSS)	(15,376)	5,783	(16,245)
Net Loss Attributable to Noncontrolling Interests	(7)	(253)	(12)
NET INCOME (LOSS) ATTRIBUTABLE TO REX ENERGY	$ (15,369)	$ 6,036	$ (16,233)
Earnings Per Common Share:
Basic - income (loss) from continuing operations attributable to Rex common shareholders	$ 0.41	$ 0.18	$ (0.45)
Basic - income (loss) from discontinued operations attributable to Rex common shareholders	$ (0.76)	$ (0.05)	$ 0.01
Basic - net income (loss) attributable to Rex common shareholders	$ (0.35)	$ 0.13	$ (0.44)
Basic - weighted average shares of common stock outstanding	43,930	43,281	36,806
Diluted - income (loss) from continuing operations attributable to Rex common shareholders	$ 0.41	$ 0.18	$ (0.45)
Diluted - income (loss) from discontinued operations attributable to Rex common shareholders	$ (0.76)	$ (0.05)	$ 0.01
Diluted - net income (loss) attributable to Rex common shareholders	$ (0.35)	$ 0.13	$ (0.44)
Diluted - weighted average shares of common stock outstanding	44,476	43,670	36,806